STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Treasury shares
Balance at Dec. 31, 2013	$ 10,027	$ 147	$ 10,882			$ (1,002)
Balance, shares at Dec. 31, 2013		54,753,582
Issuance of shares related to acquisitions	171,552	$ 38	171,514
Issuance of shares related to acquisitions, shares		13,124,100
Acquisition related expenses paid by the shareholders	3,060		3,060
Contribution by shareholders	1,803		1,803
Stock-based compensation	15,145		15,145
Exercise of stock options	1,584	$ 4	$ 1,580
Exercise of stock options, shares		1,324,749
Net income	42,826				$ 42,826
Balance at Dec. 31, 2014	$ 245,997	$ 189	$ 203,984		$ 42,826	$ (1,002)
Balance, shares at Dec. 31, 2014	69,202,431	69,202,431
Issuance of shares related to acquisitions	$ 4,558	$ 4	4,554
Issuance of shares related to acquisitions, shares		1,456,508
Stock-based compensation	3,404		3,404
Exercise of stock options and vesting of restricted stock units	14	$ 1	$ 13
Exercise of stock options and vesting of restricted stock units, shares		291,198
Other comprehensive income	429			$ 429
Net income	18,954				$ 18,954
Balance at Jun. 30, 2015	$ 273,356	$ 194	$ 211,955	$ 429	$ 61,780	$ (1,002)
Balance, shares at Jun. 30, 2015	70,950,137	70,950,137